GOING CONCERN (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Aug. 31, 2015	Aug. 12, 2015	Jun. 30, 2013
Related Party Transaction [Line Items]
Accumulated deficit	$ 43,285,883		$ 40,647,303	$ 35,133,578
Stockholders' deficit	4,482,416		3,550,528	1,898,315			$ 2,270,386
Net loss	2,638,580	$ 2,128,325	5,513,725	7,111,945
Net cash used in operating activities	2,146,501
Proceeds from issuance of common stock	110,000		$ 150,755	$ 2,131,527
President and Principal Shareholder [Member]
Related Party Transaction [Line Items]
Advances from convertible line of credit	1,890,000
Lincoln Park Capital Fund, LLC. [Member]
Related Party Transaction [Line Items]
Common stock issued					$ 10,000,000	$ 10,000,000
Proceeds from issuance of common stock	$ 199,120